Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	May 20, 2020	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
As required by Item 402(v) of Regulation
S-K,
this section discusses the relationship between executive compensation and the Company’s financial performance for each of the last three completed calendar years. In determining the “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values
required in this section for each of the fiscal years ended December 31, 2020, 2021 and 2022. Note that for our NEOs other than our current and prior principal executive officers (each, a “PEO”), compensation is reported as an average.

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (1) ($)	Summary Compensation Table Total for Prior PEO (1) ($)	Compensation Actually Paid to PEO (1)(2) ($)	Compensation Actually Paid to Prior PEO (1)(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2) ($)	Total Shareholder Return (3) ($)	Peer Group Total Shareholder Return (3) ($)	Net Income (Loss) (4) ($)	Basic EPS (5) ($)
2022	1,798,966	—	7,127	—	665,254	497,932	94	114	220,262,000	3.07
2021	1,271,138	—	1,246,717	—	614,262	561,101	122	126	368,837,000	3.24
2020	1,943,968	716,242	(8,215)	489,274	558,869	395,696	88	126	293,814,000	2.21

(1)
The dollar amounts reported for our prior PEO for fiscal year 2020 reflect amounts for Geoffrey L. Hulme, who served as our interim Principal Executive Officer until May 20, 2020, at which time Mr. Raifeld was appointed to serve as our Chief Executive Officer. Mr. Raifeld has served as our Chief Executive Officer since May 20, 2020, and the dollar amounts reported for our PEO for fiscal years 2020, 2021 and 2022 reflect amounts for Mr. Raifeld.

The dollar amounts reported for our
Non-PEO
NEOs for fiscal years 2020 and 2021 reflect the amounts for Ms. Zhen, our only non-PEO
NEO for such fiscal years. The dollar amount reported for our non-PEO
NEOs for fiscal year 2022 is the average of the amounts for Ms. Zhen and Mr. Edwards. Mr. Edwards became an NEO on August 22, 2022 and the amount takes into consideration only compensation paid by the registrant following such date.

(2)
The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our NEOs as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the total compensation reported for our NEOs in the “Total” column of the Summary Compensation Table to determine the amount of “compensation actually paid” for each year. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below.

	Year	Summary Compensation Table Total ($) (a)	Reported Value of Equity Awards (a) ($) (b)	Equity Award Adjustment (b) ($) (c)	Compensation Actually Paid ($) (a – b + c)
Pavel Raifeld	2022	1,798,966	1,044,300	(747,539)	7,127
	2021	1,271,138	580,330	555,909	1,246,717
	2020	1,943,968	1,570,000	(382,183)	(8,215)

Geoffrey Hulme	2020	716,242	224,996	(1,972)	489,274

Non-PEO NEOs	2022	665,254	240,922	(93,721)	497,932
	2021	614,262	152,086	98,925	561,101
	2020	558,869	124,996	(38,177)	395,696
(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns, as applicable, in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustment for each applicable year include the addition (or subtraction, as applicable) of the amounts set forth in the table below in accordance with Item 402(v) of Regulation
S-K.
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

	Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustment ($)
Pavel Raifeld	2022	(340,558)	(435,147)	—	28,166	—	—	(747,539)
	2021	224,504	405,433	—	(74,028)	—	—	555,909
	2020	(382,183)	—	—	—	—	—	(382,183)

Geoffrey Hulme	2020	—	—	—	(1,972)	—	—	(1,972)

Non-PEO NEOs	2022	(89,766)	(44,131)	—	40,176	—	—	(93,721)
	2021	67,900	38,700	—	(7,675)	—	—	98,925
	2020	(16,695)	(12,532)	—	(8,950)	—	—	(38,177)

(3)
The dollar amounts disclosed in these columns assume $100 was invested for the cumulative period through the end of the list fiscal year, in either the Company or the NASDAQ Biotechnology Index (weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated), as applicable, and reinvestment of the pre-tax
value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance.

(4)
The dollar amounts reported in this column represent the amount of net income (loss) previously disclosed in our consolidated audited financial statements for the applicable year, as required by Regulation
S-X.

(5)
While the Company uses a number of financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that basic earnings per share (EPS) is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance.

Company Selected Measure Name			BasicEPS
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported for our
Non-PEO
NEOs for fiscal years 2020 and 2021 reflect the amounts for Ms. Zhen, our only non-PEO
NEO for such fiscal years. The dollar amount reported for our non-PEO
			NEOs for fiscal year 2022 is the average of the amounts for Ms. Zhen and Mr. Edwards. Mr. Edwards became an NEO on August 22, 2022 and the amount takes into consideration only compensation paid by the registrant following such date.
Peer Group Issuers, Footnote [Text Block]	The dollar amounts disclosed in these columns assume $100 was invested for the cumulative period through the end of the list fiscal year, in either the Company or the NASDAQ Biotechnology Index (weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated), as applicable, and reinvestment of the pre-tax
			value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our NEOs as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the total compensation reported for our NEOs in the “Total” column of the Summary Compensation Table to determine the amount of “compensation actually paid” for each year. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below.

	Year	Summary Compensation Table Total ($) (a)	Reported Value of Equity Awards (a) ($) (b)	Equity Award Adjustment (b) ($) (c)	Compensation Actually Paid ($) (a – b + c)
Pavel Raifeld	2022	1,798,966	1,044,300	(747,539)	7,127
	2021	1,271,138	580,330	555,909	1,246,717
	2020	1,943,968	1,570,000	(382,183)	(8,215)

Geoffrey Hulme	2020	716,242	224,996	(1,972)	489,274

Non-PEO NEOs	2022	665,254	240,922	(93,721)	497,932
	2021	614,262	152,086	98,925	561,101
	2020	558,869	124,996	(38,177)	395,696
(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns, as applicable, in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustment for each applicable year include the addition (or subtraction, as applicable) of the amounts set forth in the table below in accordance with Item 402(v) of Regulation
S-K.
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

	Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustment ($)
Pavel Raifeld	2022	(340,558)	(435,147)	—	28,166	—	—	(747,539)
	2021	224,504	405,433	—	(74,028)	—	—	555,909
	2020	(382,183)	—	—	—	—	—	(382,183)

Geoffrey Hulme	2020	—	—	—	(1,972)	—	—	(1,972)

Non-PEO NEOs	2022	(89,766)	(44,131)	—	40,176	—	—	(93,721)
	2021	67,900	38,700	—	(7,675)	—	—	98,925
	2020	(16,695)	(12,532)	—	(8,950)	—	—	(38,177)

Non-PEO NEO Average Total Compensation Amount			$ 665,254	$ 614,262	$ 558,869
Non-PEO NEO Average Compensation Actually Paid Amount			$ 497,932	561,101	395,696
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our NEOs as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the total compensation reported for our NEOs in the “Total” column of the Summary Compensation Table to determine the amount of “compensation actually paid” for each year. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below.

	Year	Summary Compensation Table Total ($) (a)	Reported Value of Equity Awards (a) ($) (b)	Equity Award Adjustment (b) ($) (c)	Compensation Actually Paid ($) (a – b + c)
Pavel Raifeld	2022	1,798,966	1,044,300	(747,539)	7,127
	2021	1,271,138	580,330	555,909	1,246,717
	2020	1,943,968	1,570,000	(382,183)	(8,215)

Geoffrey Hulme	2020	716,242	224,996	(1,972)	489,274

Non-PEO NEOs	2022	665,254	240,922	(93,721)	497,932
	2021	614,262	152,086	98,925	561,101
	2020	558,869	124,996	(38,177)	395,696
(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns, as applicable, in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustment for each applicable year include the addition (or subtraction, as applicable) of the amounts set forth in the table below in accordance with Item 402(v) of Regulation
S-K.
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

	Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustment ($)
Pavel Raifeld	2022	(340,558)	(435,147)	—	28,166	—	—	(747,539)
	2021	224,504	405,433	—	(74,028)	—	—	555,909
	2020	(382,183)	—	—	—	—	—	(382,183)

Geoffrey Hulme	2020	—	—	—	(1,972)	—	—	(1,972)

Non-PEO NEOs	2022	(89,766)	(44,131)	—	40,176	—	—	(93,721)
	2021	67,900	38,700	—	(7,675)	—	—	98,925
	2020	(16,695)	(12,532)	—	(8,950)	—	—	(38,177)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Performance Measures
The following list includes the financial performance measures used by the Company to link compensation actually paid to our NEOs to the performance of the Company for the fiscal year ended December 31, 2022. These measures are not ranked.

•	Basic EPS

•	Gross Revenue

•	Amount of Capital Allocation Activities

Total Shareholder Return Amount			$ 94	122	88
Peer Group Total Shareholder Return Amount			114	126	126
Net Income (Loss)			$ 220,262,000	$ 368,837,000	$ 293,814,000
Company Selected Measure Amount			3.07	3.24	2.21
PEO Name	Geoffrey L. Hulme	Mr. Raifeld	Mr. Raifeld	Mr. Raifeld
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Basic EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Gross Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Amount of Capital Allocation Activities
Pavel Raifeld [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 1,798,966	$ 1,271,138	$ 1,943,968
PEO Actually Paid Compensation Amount			7,127	1,246,717	(8,215)
Geoffrey Hulme [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					716,242
PEO Actually Paid Compensation Amount					489,274
PEO [Member] | Pavel Raifeld [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,044,300	580,330	1,570,000
PEO [Member] | Pavel Raifeld [Member] | Equity Award Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(747,539)	555,909	(382,183)
PEO [Member] | Pavel Raifeld [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(340,558)	224,504	(382,183)
PEO [Member] | Pavel Raifeld [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(435,147)	405,433
PEO [Member] | Pavel Raifeld [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			28,166	(74,028)
PEO [Member] | Geoffrey Hulme [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					224,996
PEO [Member] | Geoffrey Hulme [Member] | Equity Award Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(1,972)
PEO [Member] | Geoffrey Hulme [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(1,972)
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			240,922	152,086	124,996
Non-PEO NEO [Member] | Equity Award Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(93,721)	98,925	(38,177)
Non-PEO NEO [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(89,766)	67,900	(16,695)
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(44,131)	38,700	(12,532)
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 40,176	$ (7,675)	$ (8,950)